Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30 (Call 12/30/29)	$29	$33,872
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	127	140,684
WPP Finance 2010, 3.75%, 09/19/24	44	48,132
		222,688
Aerospace & Defense — 0.7%
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	150	155,837
5.81%, 05/01/50 (Call 11/01/49)	150	193,981
5.93%, 05/01/60 (Call 11/01/59)	41	53,719
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	100	112,010
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	100	114,907
Lockheed Martin Corp., 3.80%, 03/01/45 (Call 09/01/44)	120	135,284
Northrop Grumman Corp., 5.25%, 05/01/50 (Call 11/01/49)	90	122,121
Raytheon Technologies Corp., 4.63%, 11/16/48 (Call 05/16/48)	150	185,949
		1,073,808
Agriculture — 0.5%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	65	61,968
5.80%, 02/14/39 (Call 08/14/38)	100	120,986
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	116	123,886
4.54%, 03/26/42	15	18,932
5.38%, 09/15/35	24	32,084
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	87	91,689
3.22%, 08/15/24 (Call 06/15/24)	167	177,775
3.56%, 08/15/27 (Call 05/15/27)	50	53,225
4.54%, 08/15/47 (Call 02/15/47)	75	75,370
Philip Morris International Inc.
3.88%, 08/21/42	25	26,765
4.25%, 11/10/44	56	63,468
		846,148
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30.	28	28,027
Series 2019-1, Class AA, 3.15%, 08/15/33.	30	30,315
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%,11/15/33	24	23,635
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	125	143,358
		225,335
Apparel — 0.1%
NIKE Inc.
3.38%, 03/27/50 (Call 09/27/49)	39	42,147
3.88%, 11/01/45 (Call 05/01/45)	50	58,001
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	35	39,244
		139,392
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.55%, 07/12/24	100	100,122
2.15%, 09/10/24	100	104,960
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	50	47,499
Daimler Finance North America LLC, 8.50%, 01/18/31	25	37,463
General Motors Co., 5.40%, 04/01/48 (Call 10/01/47)	50	61,210
General Motors Financial Co. Inc.
3.55%, 07/08/22	222	229,528
	Par
Security	(000)	Value
Auto Manufacturers (continued)
4.00%, 10/06/26 (Call 07/06/26)	$155	$171,748
4.35%, 04/09/25 (Call 02/09/25)	123	136,798
Toyota Motor Credit Corp.
0.80%, 10/16/25	200	199,548
3.05%, 01/11/28	100	108,799
		1,197,675
Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	40,333
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	50	52,701
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	55	60,664
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	25	27,090
		180,788
Banks — 8.1%
Bank of America Corp.
3.19%, 07/23/30 (Call 07/23/29)(a)	172	183,342
3.25%, 10/21/27 (Call 10/21/26)	485	527,816
3.31%, 04/22/42 (Call 04/22/41)(a)	100	102,668
3.42%, 12/20/28 (Call 12/20/27)(a)	200	218,728
3.59%, 07/21/28 (Call 07/21/27)(a)	139	153,264
3.97%, 03/05/29 (Call 03/05/28)(a)	127	142,339
4.08%, 03/20/51 (Call 03/20/50)(a)	50	57,123
5.00%, 01/21/44	50	63,736
5.88%, 02/07/42	50	69,767
Bank of Montreal, Series E, 3.30%, 02/05/24	153	164,582
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	169	186,412
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	33	35,753
Bank of Nova Scotia (The)
1.63%, 05/01/23	100	102,544
1.95%, 02/01/23	176	180,919
2.38%, 01/18/23	100	103,470
4.50%, 12/16/25	100	114,014
Barclays PLC, 4.38%, 01/12/26	250	281,400
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	285	291,960
Citigroup Inc.
4.41%, 03/31/31 (Call 03/31/30)(a)	188	216,614
4.65%, 07/23/48 (Call 06/23/48)	199	250,392
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	200	213,648
Credit Suisse Group AG, 4.55%, 04/17/26	250	283,350
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23)(a)	240	246,655
3.95%, 02/27/23	100	105,464
Fifth Third Bancorp.
3.65%, 01/25/24 (Call 12/25/23)	100	107,669
4.30%, 01/16/24 (Call 12/16/23)	145	158,241
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	100	110,756
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	100	112,455
4.75%, 10/21/45 (Call 04/21/45)	225	284,537
5.15%, 05/22/45	60	78,470
HSBC Holdings PLC, 6.50%, 09/15/37	150	204,874
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	60	66,979
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	200	203,184
2.74%, 10/15/30 (Call 10/15/29)(a)	166	172,147
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	100	103,643
3.16%, 04/22/42 (Call 04/22/41)(a)	100	100,813

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	$100	$106,799
3.33%, 04/22/52 (Call 04/22/51)(a)	100	101,765
3.96%, 11/15/48 (Call 11/15/47)(a)	115	129,143
KfW
0.00%, 06/29/37(b)	100	71,302
0.25%, 03/08/24	25	24,954
0.63%, 01/22/26	25	24,841
1.38%, 08/05/24	200	206,084
1.63%, 02/15/23	300	307,395
1.75%, 08/22/22	121	123,361
2.00%, 05/02/25	169	178,082
2.50%, 11/20/24	25	26,724
2.63%, 02/28/24	25	26,575
Korea Development Bank (The), 3.00%, 01/13/26	45	48,996
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	99	106,743
Lloyds Banking Group PLC, 4.05%, 08/16/23	250	269,317
Mitsubishi UFJ Financial Group Inc., 4.29%, 07/26/38	30	35,219
Mizuho Financial Group Inc., 1.23%, 05/22/27 (Call 05/22/26)(a)	200	197,422
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)	285	294,362
3.13%, 07/27/26	50	54,432
3.70%, 10/23/24	519	569,862
3.88%, 01/27/26	100	112,061
3.95%, 04/23/27	100	112,671
4.00%, 07/23/25	225	251,712
5.00%, 11/24/25	225	261,038
Series F, 3.88%, 04/29/24	100	109,218
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	25	26,798
Natwest Group PLC, 3.07%, 05/22/28 (Call 05/22/27)(a)	200	210,976
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	46	50,191
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	25	25,825
2.88%, 03/13/23	65	68,063
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	141	156,282
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	100	104,701
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	75	84,226
Santander UK Group Holdings PLC, 4.80%, 11/15/24 (Call 11/15/23)(a)	200	219,904
State Street Corp., 2.65%, 05/19/26	100	107,903
Sumitomo Mitsui Financial Group Inc.
2.70%, 07/16/24	200	211,932
3.36%, 07/12/27	159	174,647
3.78%, 03/09/26	100	111,587
SVB Financial Group, 3.50%, 01/29/25	141	153,150
Toronto-Dominion Bank (The)
0.75%, 06/12/23	200	201,788
2.65%, 06/12/24	200	212,970
Truist Bank
3.00%, 02/02/23 (Call 01/02/23)	40	41,756
3.20%, 04/01/24 (Call 03/01/24)	100	107,532
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	200	202,486
2.50%, 08/01/24 (Call 07/01/24)	96	101,525
U.S. Bancorp., 3.10%, 04/27/26 (Call 03/27/26)	131	143,201
Wells Fargo & Co.
3.00%, 04/22/26	50	54,160

	Par
Security	(000)	Value

Banks (continued)
3.00%, 10/23/26	$100	$108,489
3.55%, 09/29/25	30	33,136
3.90%, 05/01/45	50	56,727
4.15%, 01/24/29 (Call 10/24/28)	50	57,216
5.01%, 04/04/51 (Call 04/04/50)(a)	230	304,375
Westpac Banking Corp., 4.42%, 07/24/39	109	125,763
		13,207,115
Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46 (Call 08/01/45)	130	156,867
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	150	164,592
4.90%, 01/23/31 (Call 10/23/30)	115	139,371
5.55%, 01/23/49 (Call 07/23/48)	55	72,099
5.80%, 01/23/59 (Call 07/23/58)	66	90,041
Coca-Cola Co. (The)
2.60%, 06/01/50	25	22,971
2.90%, 05/25/27	504	551,507
Constellation Brands Inc., 4.10%, 02/15/48 (Call 08/15/47)	25	27,874
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	24	24,962
3.88%, 04/29/43 (Call 10/29/42)	50	57,176
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	50	53,611
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)	35	37,259
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	25	24,644
3.38%, 07/29/49 (Call 01/29/49)	50	53,294
3.50%, 03/19/40 (Call 09/19/39)	58	64,707
3.60%, 08/13/42	25	27,810
		1,568,785
Biotechnology — 0.4%
Amgen Inc.
3.20%, 11/02/27 (Call 08/02/27)	200	219,316
4.40%, 05/01/45 (Call 11/01/44)	100	116,865
Biogen Inc., 3.15%, 05/01/50 (Call 11/01/49)	70	65,536
Gilead Sciences Inc., 5.65%, 12/01/41 (Call 06/01/41)	115	154,426
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)(c)	50	48,591
		604,734
Building Materials — 0.5%
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	165	169,834
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	50	53,464
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	100	100,755
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	394	432,864
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	90	99,200
		856,117
Chemicals — 0.5%
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	100	134,440
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	55	70,341
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	125	126,580
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	65	60,269
3.20%, 01/30/26 (Call 10/30/25)	50	54,972
LYB International Finance III LLC, 3.63%, 04/01/51 (Call 04/01/50)	100	100,800
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	120	132,295
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	132	144,749
		824,446

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services — 0.4%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	$29	$31,998
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	42	47,977
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	25	26,492
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	23,899
George Washington University (The), 4.87%, 09/15/45	46	60,774
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	20	21,124
Moody’s Corp., 3.25%, 05/20/50 (Call 11/20/49)	43	43,125
Northwestern University, Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	30	34,804
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	100	103,328
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	54	58,310
Trustees of Princeton University (The), 5.70%, 03/01/39	50	71,415
University of Southern California, Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	50	47,653
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	50	56,317
		627,216
Computers — 1.1%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	25	24,614
Apple Inc.
1.65%, 02/08/31 (Call 11/08/30)	100	96,790
2.45%, 08/04/26 (Call 05/04/26)	200	213,390
2.50%, 02/09/25	50	53,288
2.65%, 05/11/50 (Call 11/11/49)	100	93,136
2.65%, 02/08/51 (Call 08/08/50)	130	121,566
2.95%, 09/11/49 (Call 03/11/49)	50	49,633
3.25%, 02/23/26 (Call 11/23/25)	200	220,262
3.85%, 08/04/46 (Call 02/04/46)	35	40,042
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	100	108,856
5.85%, 07/15/25 (Call 06/15/25)(c)	100	117,394
6.02%, 06/15/26 (Call 03/15/26)(c)	160	190,921
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (Call 04/15/45)	30	39,708
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)	100	107,320
International Business Machines Corp.
3.00%, 05/15/24	100	107,235
4.25%, 05/15/49	100	116,389
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	100	107,676
		1,808,220
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)	25	29,222
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	50	51,855
Procter & Gamble Co. (The), 3.60%, 03/25/50	25	29,194
Unilever Capital Corp., 5.90%, 11/15/32	56	76,353
		186,624
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	30	37,324

Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,6.50%, 07/15/25 (Call 06/15/25)	150	175,243
Air Lease Corp., 3.63%, 12/01/27 (Call 09/01/27)	33	35,108
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	35	37,267
Ally Financial Inc., 3.88%, 05/21/24 (Call 04/21/24)	300	325,218

	Par
Security	(000)	Value

Diversified Financial Services (continued)
American Express Co.
2.65%, 12/02/22	$27	$27,980
4.20%, 11/06/25 (Call 10/06/25)	200	227,262
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	25	26,974
Andrew W Mellon Foundation (The), Series 2020, 0.95%,08/01/27 (Call 06/01/27)	20	19,604
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	75	85,475
Capital One Financial Corp., 4.20%, 10/29/25 (Call 09/29/25)	100	112,439
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	25	27,935
Charles Schwab Corp. (The), 0.90%, 03/11/26 (Call 02/11/26)	75	74,856
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	25	25,412
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	69	96,568
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	40,499
3.95%, 11/06/24 (Call 08/06/24)	83	91,090
GE Capital International Funding Co. Unlimited Co., 4.42%,11/15/35	215	251,174
Intercontinental Exchange Inc., 1.85%, 09/15/32 (Call 06/15/32)	150	140,515
Invesco Finance PLC, 3.75%, 01/15/26	25	27,770
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,4.85%, 01/15/27	53	61,761
Legg Mason Inc., 4.75%, 03/15/26	25	29,040
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	62	71,480
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	50	46,724
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	45	53,377
Visa Inc., 4.15%, 12/14/35 (Call 06/14/35)	175	210,338
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	50	53,060
		2,374,169
Electric — 2.7%
AEP Texas Inc., Series H, 3.45%, 01/15/50 (Call 07/15/49)	100	100,354
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)(c)	155	153,174
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	293	308,951
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	37	39,816
3.20%, 04/15/25 (Call 03/15/25)	101	108,873
Berkshire Hathaway Energy Co., 4.45%, 01/15/49 (Call 07/15/48)	75	90,497
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	10,092
4.25%, 11/30/23 (Call 08/30/23)	15	16,207
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%,07/01/50 (Call 01/01/50)	41	39,800
CenterPoint Energy Inc., 2.95%, 03/01/30 (Call 12/01/29)	41	42,710
Consolidated Edison Co. of New York Inc., 4.45%, 03/15/44 (Call 09/15/43)	100	117,123
Consumers Energy Co., 3.50%, 08/01/51 (Call 02/01/51)	50	54,699
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	50	48,836
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	50	49,981
Duke Energy Florida LLC, 6.35%, 09/15/37	165	238,337
Duke Energy Progress LLC, 4.15%, 12/01/44 (Call 06/01/44)	145	168,623
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	100	115,421
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	20	23,048
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	50	59,118
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	50	50,271
Eversource Energy, Series L, 2.90%, 10/01/24 (Call 08/01/24)	100	106,489
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	100	110,494

Schedule of Investments (unaudited) (continued)	iShares ® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.70%, 04/15/50 (Call 10/15/49)	$140	$170,043
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	10,770
Iberdrola International BV, 5.81%, 03/15/25	100	116,876
Interstate Power & Light Co., 2.30%, 06/01/30 (Call 03/01/30)	20	20,024
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	15	15,458
3.35%, 11/15/27 (Call 08/15/27)	20	21,873
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29 (Call 12/15/28)	65	72,323
4.75%, 04/30/43 (Call 04/30/23)(a)	64	66,705
NextEra Energy Capital Holdings Inc., 3.50%, 04/01/29 (Call 01/01/29)	209	229,256
Oglethorpe Power Corp., 5.25%, 09/01/50	22	26,864
Oklahoma Gas & Electric Co., 3.25%, 04/01/30 (Call 10/01/29)	40	43,091
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	35	39,313
4.55%, 12/01/41 (Call 06/01/41)	29	35,611
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	46,353
3.50%, 08/01/50 (Call 02/01/50)	55	47,681
4.95%, 07/01/50 (Call 01/01/50)	70	71,049
PacifiCorp, 4.15%, 02/15/50 (Call 08/15/49)	100	116,814
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	200	202,444
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	75	89,032
Public Service Co. of Colorado, 4.05%, 09/15/49 (Call 03/15/49)	85	99,870
Public Service Electric & Gas Co., 4.05%, 05/01/48 (Call 11/01/47)	50	58,992
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	56	57,445
Sempra Energy, 4.00%, 02/01/48 (Call 08/01/47)	60	65,094
Southern California Edison Co., 3.65%, 02/01/50 (Call 08/01/49)	30	29,502
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	101	115,760
Tampa Electric Co., 4.30%, 06/15/48 (Call 12/15/47)	40	47,445
Union Electric Co., 3.25%, 10/01/49 (Call 04/01/49)	25	25,772
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	100	88,326
4.60%, 12/01/48 (Call 06/01/48)	50	62,656
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	100	108,679
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	55	56,850
Xcel Energy Inc., 3.40%, 06/01/30 (Call 12/01/29)	65	70,683
		4,381,568
Electronics — 0.2%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	25	26,571
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	25	24,920
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	55	59,951
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	50	57,868
Legrand France SA, 8.50%, 02/15/25	100	127,549
		296,859
Environmental Control — 0.0%
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	51	52,892

Food — 0.3%
Campbell Soup Co., 3.13%, 04/24/50 (Call 10/24/49)	25	23,668
Hershey Co. (The), 3.13%, 11/15/49 (Call 05/15/49)	25	25,726
JM Smucker Co. (The), 3.50%, 03/15/25	27	29,528
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	65	74,747
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	40	42,455

	Par
Security	(000)	Value

Food (continued)
5.15%, 08/01/43 (Call 02/01/43)	$47	$58,962
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	50	75,459
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	109,460
4.55%, 06/02/47 (Call 12/02/46)	50	59,496
		499,501
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	51	58,588
International Paper Co., 5.00%, 09/15/35 (Call 03/15/35)	115	142,450
		201,038
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	10	9,339
3.00%, 06/15/27 (Call 03/15/27)	10	10,847
4.13%, 03/15/49 (Call 09/15/48)	39	45,247
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	10	10,549
4.10%, 09/01/47 (Call 03/01/47)	15	16,304
Eastern Energy Gas Holdings LLC
Series A, 2.50%, 11/15/24 (Call 10/15/24)	25	26,422
Series B, 3.00%, 11/15/29 (Call 08/15/29)	47	49,262
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	200	187,362
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	35	41,507
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	70	69,056
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	11,037
		476,932
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	65	81,923
4.90%, 11/30/46 (Call 05/30/46)	50	66,386
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	83	85,953
4.70%, 03/01/49 (Call 09/01/48)	25	30,971
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	35	36,723
Koninklijke Philips NV, 5.00%, 03/15/42	29	37,895
Medtronic Inc., 4.38%, 03/15/35	100	122,323
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	33,516
4.38%, 05/15/44 (Call 11/15/43)	35	41,606
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	42	43,561
3.65%, 12/15/25 (Call 09/09/25)	57	63,117
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	100	108,241
3.55%, 04/01/25 (Call 01/01/25)	55	60,004
		812,219
Health Care - Services — 1.1%
Aetna Inc., 4.75%, 03/15/44 (Call 09/15/43)	20	23,965
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	450	502,011
Ascension Health, Series B, 3.11%, 11/15/39 (Call 05/15/39)	88	91,975
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	192	206,131
HCA Inc., 5.25%, 06/15/49 (Call 12/15/48)	50	61,945
Humana Inc., 3.95%, 08/15/49 (Call 02/15/49)	50	54,596
Indiana University Health Inc. Obligated Group, 3.97%,11/01/48 (Call 05/01/48)	35	41,371
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	25	27,179

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings, 3.25%, 09/01/24 (Call 07/01/24)	$297	$319,349
Mass General Brigham Inc., Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	59	60,532
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	25	26,589
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	25	23,209
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%,07/01/49 (Call 01/01/49)	25	26,519
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	30	30,590
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	25	27,313
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	100	96,937
3.70%, 08/15/49 (Call 02/15/49)	100	110,459
4.75%, 07/15/45	88	112,113
		1,842,783
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 4.20%, 06/10/24 (Call 05/10/24)	45	48,493
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/19/26)(c)	10	10,119
3.63%, 01/15/26 (Call 12/15/25)(c)	25	26,526
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	30	30,996
Main Street Capital Corp., 5.20%, 05/01/24	35	38,337
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	26,078
Owl Rock Capital Corp., 4.25%, 01/15/26 (Call 12/15/25)	50	54,099
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	25	26,554
		261,202
Home Builders — 0.2%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	105	110,791
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	30	32,833
5.00%, 06/15/27 (Call 12/15/26)	45	52,141
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	42,860
PulteGroup Inc., 6.38%, 05/15/33	25	32,583
		271,208
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	55	59,774

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	33	37,250
Kimberly-Clark Corp., 2.88%, 02/07/50 (Call 08/07/49)	50	49,643
		86,893
Insurance — 1.0%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	65	72,349
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	100	99,485
4.50%, 06/15/43	40	49,156
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	50	55,153
3.88%, 01/15/35 (Call 07/15/34)	195	216,278
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	49	54,700
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	41,013
Berkshire Hathaway Finance Corp., 4.20%, 08/15/48 (Call 02/15/48)	100	118,625
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	49	53,647
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	20	22,008

	Par
Security	(000)	Value

Insurance (continued)
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	$47	$51,733
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	45	51,271
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	34,049
Lincoln National Corp., 7.00%, 06/15/40	25	37,119
Manulife Financial Corp., 4.15%, 03/04/26	41	46,437
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	100	116,673
MetLife Inc., 4.88%, 11/13/43	100	128,072
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	31,402
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	27,583
Principal Financial Group Inc., 4.35%, 05/15/43	34	39,747
Progressive Corp. (The), 4.20%, 03/15/48 (Call 09/15/47)	30	35,977
Prudential Financial Inc., 3.70%, 03/13/51 (Call 09/13/50)	115	124,484
Travelers Companies Inc. (The), 4.60%, 08/01/43	80	100,734
		1,607,695
Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	200	218,632
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	50	42,062
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	100	100,493
2.40%, 02/22/23 (Call 01/22/23)	200	207,052
2.50%, 06/03/50 (Call 12/03/49)	100	90,033
3.10%, 05/12/51 (Call 11/12/50)	100	100,425
3.15%, 08/22/27 (Call 05/22/27)	28	30,914
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	25	28,707
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	45	48,106
		866,424
Iron & Steel — 0.2%
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)(c)	63	58,758
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	150	159,243
6.25%, 08/10/26	55	66,532
		284,533
Lodging — 0.1%
Hyatt Hotels Corp., 5.38%, 04/23/25 (Call 03/23/25)	50	56,721
Marriott International Inc./MD, Series FF, 4.63%, 06/15/30 (Call 03/15/30)	58	65,585
		122,306
Machinery — 0.3%
Caterpillar Financial Services Corp., 0.45%, 09/14/23	50	50,173
Caterpillar Inc., 6.05%, 08/15/36	28	39,707
Deere & Co., 3.75%, 04/15/50 (Call 10/15/49)	80	92,846
John Deere Capital Corp., 3.45%, 03/13/25	37	40,701
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	75	81,736
4.95%, 09/15/28 (Call 06/15/28)	74	85,381
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	100	101,015
		491,559
Manufacturing — 0.4%
3M Co., 4.00%, 09/14/48 (Call 03/14/48)	50	59,296
General Electric Co., 3.10%, 01/09/23	200	208,522
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	50	53,941
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	63,357
3.30%, 11/21/24 (Call 08/21/24)	61	65,894
4.20%, 11/21/34 (Call 05/21/34)	55	63,782

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	$25	$24,751
4.30%, 03/01/24 (Call 12/01/23)	71	77,303
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	74	82,699
		699,545
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	205	193,016
5.13%, 07/01/49 (Call 01/01/49)	67	76,599
Comcast Corp.
2.65%, 08/15/62 (Call 02/15/62)	65	56,621
4.20%, 08/15/34 (Call 02/15/34)	50	58,194
4.65%, 07/15/42	100	122,105
4.70%, 10/15/48 (Call 04/15/48)	200	249,116
Discovery Communications LLC
3.95%, 06/15/25 (Call 05/15/25)	134	147,297
4.65%, 05/15/50 (Call 11/15/49)	50	55,753
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)	39	50,056
Thomson Reuters Corp., 5.50%, 08/15/35	29	37,367
Time Warner Entertainment Co. LP
8.38%, 03/15/23	172	195,514
8.38%, 07/15/33	112	166,933
TWDC Enterprises 18 Corp., Series E, 4.13%, 12/01/41	72	83,095
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	45	47,641
4.95%, 05/19/50 (Call 11/19/49)(d)	50	59,622
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	100	103,613
2.65%, 01/13/31	200	206,922
2.75%, 09/01/49 (Call 03/01/49)	105	98,183
		2,007,647
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	130	141,653

Mining — 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	51	67,593
Southern Copper Corp., 5.88%, 04/23/45	70	91,886
		159,479
Oil & Gas — 1.7%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	100	89,675
3.79%, 02/06/24 (Call 01/06/24)	100	108,578
BP Capital Markets PLC, 3.54%, 11/04/24	100	109,555
Canadian Natural Resources Ltd., 4.95%, 06/01/47 (Call 12/01/46)	50	60,373
Cenovus Energy Inc., 5.40%, 06/15/47 (Call 12/15/46)	30	35,427
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	50	43,307
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	58	63,899
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	49	62,114
5.90%, 05/15/38	25	34,208
Devon Energy Corp., 4.75%, 05/15/42 (Call 11/15/41)	56	61,947
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	25	26,578
3.25%, 12/01/26 (Call 10/01/26)	45	48,465

	Par
Security	(000)	Value

Oil & Gas (continued)
Ecopetrol SA
4.13%, 01/16/25	$100	$105,050
5.38%, 06/26/26 (Call 03/26/26)	100	109,872
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	20	20,716
4.38%, 04/15/30 (Call 01/15/30)	50	58,393
Equinor ASA, 3.70%, 04/06/50 (Call 10/06/49)	100	110,437
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	50	49,152
3.48%, 03/19/30 (Call 12/19/29)	65	71,919
4.33%, 03/19/50 (Call 09/19/49)	51	60,862
Hess Corp., 6.00%, 01/15/40	40	49,903
Marathon Oil Corp., 5.20%, 06/01/45 (Call 12/01/44)	25	28,903
Marathon Petroleum Corp.
4.50%, 05/01/23 (Call 04/01/23)	215	230,145
4.70%, 05/01/25 (Call 04/01/25)	200	226,774
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	32	30,975
5.88%, 05/01/42	25	33,315
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	90	90,091
4.45%, 01/15/26 (Call 10/15/25)	100	113,308
Shell International Finance BV
3.88%, 11/13/28 (Call 08/23/28)	203	231,103
4.13%, 05/11/35	225	263,781
Suncor Energy Inc., 4.00%, 11/15/47 (Call 05/15/47)	50	53,481
Total Capital International SA, 3.13%, 05/29/50 (Call 11/29/49)	20	19,517
Total Capital SA, 3.88%, 10/11/28	25	28,366
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	25,214
3.40%, 09/15/26 (Call 06/15/26)	60	64,738
		2,820,141
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
2.77%, 12/15/22 (Call 11/15/22)	25	25,918
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	125	127,905
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	40	41,259
3.65%, 12/01/23 (Call 09/01/23)	93	99,687
		294,769
Packaging & Containers — 0.2%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	121	133,392
WRKCo Inc.
4.20%, 06/01/32 (Call 03/01/32)	60	68,701
4.65%, 03/15/26 (Call 01/15/26)	50	57,428
		259,521
Pharmaceuticals — 2.5%
AbbVie Inc.
3.85%, 06/15/24 (Call 03/15/24)	130	141,502
4.25%, 11/21/49 (Call 05/21/49)	150	173,280
4.55%, 03/15/35 (Call 09/15/34)	123	146,630
AstraZeneca PLC
3.50%, 08/17/23 (Call 07/17/23)	113	120,496
4.38%, 08/17/48 (Call 02/17/48)	25	30,306
6.45%, 09/15/37	25	36,435
Becton Dickinson and Co., 4.67%, 06/06/47 (Call 12/06/46)	50	60,026
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 11/13/21)	300	300,312
3.45%, 11/15/27 (Call 08/15/27)	450	503,640

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.13%, 06/15/39 (Call 12/15/38)	$100	$117,620
Cardinal Health Inc., 4.90%, 09/15/45 (Call 03/15/45)	25	29,582
Cigna Corp.
3.40%, 03/15/50 (Call 09/15/49)	100	100,607
3.75%, 07/15/23 (Call 06/15/23)	29	30,968
4.38%, 10/15/28 (Call 07/15/28)	200	230,998
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)	145	156,788
3.88%, 07/20/25 (Call 04/20/25)	50	55,431
4.25%, 04/01/50 (Call 10/01/49)	50	56,787
5.05%, 03/25/48 (Call 09/25/47)	168	208,671
6.25%, 06/01/27	50	62,730
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	60	72,550
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	75	109,348
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	50	53,671
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	50	55,545
3.55%, 03/01/36 (Call 09/01/35)	93	106,439
3.70%, 03/01/46 (Call 09/01/45)	88	101,268
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	73	79,106
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	25	23,338
2.45%, 06/24/50 (Call 12/24/49)	50	44,952
3.40%, 03/07/29 (Call 12/07/28)	25	27,821
4.00%, 03/07/49 (Call 09/07/48)	40	47,115
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	56	60,256
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	100	108,838
3.40%, 05/06/24	20	21,775
4.00%, 11/20/45 (Call 05/20/45)	28	32,994
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	50	48,539
2.70%, 05/28/50 (Call 11/28/49)	30	28,573
3.20%, 09/15/23 (Call 08/15/23)	63	67,039
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	25	26,518
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	35	36,772
3.20%, 09/23/26 (Call 06/23/26)	191	208,880
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(c)	45	45,841
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	25	24,803
3.95%, 09/12/47 (Call 03/12/47)	40	45,565
		4,040,355
Pipelines — 1.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	106	119,199
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	125	143,736
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	42	44,413
3.50%, 06/10/24 (Call 03/10/24)	100	107,323
4.00%, 11/15/49 (Call 05/15/49)	35	37,101
Energy Transfer LP
5.00%, 05/15/50 (Call 11/15/49)	100	111,059
6.25%, 04/15/49 (Call 10/15/48)	50	62,664
5.00%, 05/15/50 (Call 11/15/49)	100	111,059
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	120	125,077
4.25%, 02/15/48 (Call 08/15/47)	100	110,069
4.80%, 02/01/49 (Call 08/01/48)	50	59,267
Kinder Morgan Energy Partners LP, 5.40%, 09/01/44 (Call 03/01/44)	86	104,088

	Par
Security	(000)	Value

Pipelines (continued)
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	$105	$109,434
5.55%, 06/01/45 (Call 12/01/44)	50	62,042
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	30	32,155
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	25	28,202
5.50%, 02/15/49 (Call 08/15/48)	70	87,030
ONEOK Inc., 3.10%, 03/15/30 (Call 12/15/29)	60	61,754
ONEOK Partners LP, 6.20%, 09/15/43 (Call 03/15/43)	30	37,990
Plains All American Pipeline LP/PAA Finance Corp., 4.90%,02/15/45 (Call 08/15/44)	50	51,911
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	123	141,371
TransCanada PipeLines Ltd.
6.10%, 06/01/40	50	67,148
6.20%, 10/15/37	50	66,727
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	125	142,162
Williams Companies Inc. (The), 5.10%, 09/15/45 (Call 03/15/45)	105	125,269
		2,037,191
Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	50	58,007

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc., 4.00%, 02/01/50 (Call 08/01/49)	25	27,515
American Campus Communities Operating Partnership LP,3.88%, 01/30/31 (Call 10/30/30)	25	27,373
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	25	27,869
American Tower Corp., 3.10%, 06/15/50 (Call 12/15/49)	70	65,347
AvalonBay Communities Inc., 4.35%, 04/15/48 (Call 10/15/47)	25	30,089
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	65	68,466
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	21,762
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	45	49,590
Columbia Property Trust Operating Partnership LP, 4.15%,04/01/25 (Call 01/01/25)	30	31,979
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	20	22,596
Crown Castle International Corp., 2.25%, 01/15/31 (Call 10/15/30)	200	193,916
CyrusOne LP/CyrusOne Finance Corp., 2.15%, 11/01/30 (Call 08/01/30)	35	32,932
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	39	43,001
4.75%, 10/01/25 (Call 07/01/25)	20	22,869
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	20	21,874
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	25	24,868
2.95%, 09/15/51 (Call 03/15/51)	25	22,886
ERP Operating LP, 2.50%, 02/15/30 (Call 11/15/29)	65	66,399
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	25	29,316
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	30	31,886
5.38%, 04/15/26 (Call 01/15/26)	25	28,573
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	35,601

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	$20	$20,686
3.00%, 01/15/30 (Call 10/15/29)	20	20,940
3.25%, 07/15/26 (Call 05/15/26)	20	21,796
3.40%, 02/01/25 (Call 11/01/24)	2	2,161
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/23)	20	21,129
Kimco Realty Corp., 3.70%, 10/01/49 (Call 04/01/49)	26	26,989
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	26,981
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	20	22,449
Mid-America Apartments LP, 1.70%, 02/15/31 (Call 11/15/30)	20	18,688
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	40	43,417
3.60%, 12/15/26 (Call 09/15/26)	20	21,933
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	30	32,438
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	20	19,630
3.63%, 10/01/29 (Call 07/01/29)	25	26,376
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	175	181,636
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	35	43,558
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	30	34,826
Retail Properties of America Inc., 4.00%, 03/15/25 (Call 12/15/24)	25	26,657
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	25	23,876
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	25	28,071
Simon Property Group LP, 2.65%, 07/15/30 (Call 04/15/30)	100	101,618
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	20	21,989
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	50	58,972
VEREIT Operating Partnership LP, 2.20%, 06/15/28 (Call 04/15/28)	75	75,559
Welltower Inc., 2.75%, 01/15/31 (Call 10/15/30)	100	101,653
		1,950,735
Retail — 1.2%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	50	54,994
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	25	27,210
3.75%, 04/18/29 (Call 01/18/29)	50	55,228
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	27	28,803
3.00%, 05/18/27 (Call 02/18/27)	153	168,000
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	27,723
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	56,271
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	93	103,077
Home Depot Inc. (The)
3.35%, 04/15/50 (Call 10/15/49)	90	94,969
3.90%, 06/15/47 (Call 12/15/46)	50	57,099
4.25%, 04/01/46 (Call 10/01/45)	50	59,857
Lowe’s Companies Inc.
3.00%, 10/15/50 (Call 04/15/50)	100	94,336
3.65%, 04/05/29 (Call 01/05/29)	35	38,703
4.00%, 04/15/25 (Call 03/15/25)	50	55,647
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	55	58,068
4.60%, 05/26/45 (Call 11/26/44)	56	67,059
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	30	33,485
4.20%, 04/01/30 (Call 01/01/30)	25	28,502
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	125	122,820
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	205	228,220

	Par
Security	(000)	Value

Retail (continued)
Target Corp., 4.00%, 07/01/42	$100	$121,095
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	25	26,434
Walmart Inc., 5.25%, 09/01/35	293	392,819
		2,000,419
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)	25	27,050

Semiconductors — 0.9%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	76	81,717
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	50	55,358
5.10%, 10/01/35 (Call 04/01/35)	70	90,492
Broadcom Inc.
3.50%, 02/15/41 (Call 08/15/40)(c)	100	96,912
3.75%, 02/15/51 (Call 08/15/50)(c)	45	43,927
4.15%, 11/15/30 (Call 08/15/30)	50	54,830
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	280	300,194
3.73%, 12/08/47 (Call 06/08/47)	115	126,012
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	165	184,676
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	160	179,330
Marvell Technology Inc., 4.88%, 06/22/28 (Call 03/22/28)(c)	111	127,267
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(c)	20	22,253
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	100	109,933
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	25	29,023
4.15%, 05/15/48 (Call 11/15/47)	22	26,815
		1,528,739
Software — 1.3%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	213	235,548
3.40%, 06/15/27 (Call 03/15/27)	100	110,494
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	46	51,653
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	25	28,970
Fidelity National Information Services Inc., 3.10%, 03/01/41 (Call 09/01/40)	25	24,678
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	50	58,006
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	200	213,598
2.53%, 06/01/50 (Call 12/01/49)	100	93,553
2.70%, 02/12/25 (Call 11/12/24)	100	107,534
2.92%, 03/17/52 (Call 09/17/51)	155	155,944
3.30%, 02/06/27 (Call 11/06/26)	90	100,284
3.45%, 08/08/36 (Call 02/08/36)	29	32,553
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	100	105,488
2.65%, 07/15/26 (Call 04/15/26)	50	52,947
2.95%, 11/15/24 (Call 09/15/24)	50	53,500
2.95%, 05/15/25 (Call 02/15/25)	100	106,976
3.60%, 04/01/50 (Call 10/01/49)	105	103,813
3.65%, 03/25/41 (Call 09/25/40)	80	81,618
3.80%, 11/15/37 (Call 05/15/37)	100	106,717
3.90%, 05/15/35 (Call 11/15/34)	100	109,580
4.00%, 11/15/47 (Call 05/15/47)	55	57,713

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	$100	$94,202
2.35%, 09/15/24 (Call 08/15/24)	100	105,267
		2,190,636
Telecommunications — 1.7%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)(c)	155	150,376
2.75%, 06/01/31 (Call 03/01/31)	150	152,196
3.30%, 02/01/52 (Call 08/01/51).	175	163,599
3.55%, 09/15/55 (Call 03/15/55)(c)	198	188,427
3.80%, 12/01/57 (Call 06/01/57)(c)	157	155,898
Cisco Systems Inc., 5.90%, 02/15/39	20	28,560
Corning Inc., 5.35%, 11/15/48 (Call 05/15/48)	50	65,448
Motorola Solutions Inc., 4.00%, 09/01/24	133	146,390
Rogers Communications Inc., 5.00%, 03/15/44 (Call 09/15/43)	50	60,289
Telefonica Emisiones SA, 5.21%, 03/08/47	100	119,918
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	25	30,153
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	150	148,960
3.60%, 11/15/60 (Call 05/15/60)	15	14,468
3.75%, 04/15/27 (Call 02/15/27)	200	220,492
4.50%, 04/15/50 (Call 10/15/49)	103	116,762
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)	35	32,918
2.99%, 10/30/56 (Call 04/30/56)	166	149,013
3.00%, 11/20/60 (Call 05/20/60)	15	13,432
3.55%, 03/22/51 (Call 09/22/50)	215	219,547
4.40%, 11/01/34 (Call 05/01/34)	270	316,451
Vodafone Group PLC
4.38%, 05/30/28	164	189,030
5.25%, 05/30/48	25	31,734
		2,714,061
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	70	76,779

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	65	73,302
5.05%, 03/01/41 (Call 09/01/40)	75	96,494
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	35	37,513
2.95%, 11/21/24 (Call 08/21/24)	25	26,851
6.25%, 08/01/34.	65	90,766
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	75	76,227
3.80%, 03/01/28 (Call 12/01/27)	50	56,042
5.50%, 04/15/41 (Call 10/15/40)	25	33,093
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	38	41,987
4.55%, 04/01/46 (Call 10/01/45)	25	29,321
5.10%, 01/15/44	50	62,440
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	25,425
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	100	108,100
3.16%, 05/15/55 (Call 11/15/54)	67	64,801
Ryder System Inc., 4.63%, 06/01/25 (Call 05/01/25)	71	80,516
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	52,047
2.97%, 09/16/62 (Call 03/16/62)(c)	75	67,900
4.50%, 09/10/48 (Call 03/10/48)	80	95,538

	Par
Security	(000)	Value

Transportation (continued)
United Parcel Service Inc., 6.20%, 01/15/38	$80	$115,921
		1,234,284
Trucking & Leasing — 0.0%
GATX Corp., 3.50%, 03/15/28 (Call 12/15/27)	60	65,272

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	65	70,840
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	50	51,357
3.35%, 04/15/50 (Call 10/15/49)	15	14,982
United Utilities PLC, 6.88%, 08/15/28	20	25,511
		162,690
Total Corporate Bonds & Notes — 38.5%
(Cost: $63,508,162)		63,064,943

Foreign Government Obligations(e)

Canada — 0.5%
Export Development Canada, 2.75%, 03/15/23	20	20,911
Province of Alberta Canada, 3.30%, 03/15/28	175	195,037
Province of Ontario Canada
2.30%, 06/15/26	100	106,405
2.50%, 04/27/26	100	107,335
Province of Quebec Canada
2.75%, 04/12/27	100	108,949
Series QX, 1.50%, 02/11/25	185	190,918
		729,555
Chile — 0.2%
Chile Government International Bond, 2.45%, 01/31/31 (Call 10/31/30)	250	251,832

Colombia — 0.3%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	237	242,335
5.00%, 06/15/45 (Call 12/15/44)	200	206,954
		449,289
Hungary — 0.0%
Hungary Government International Bond, 5.75%, 11/22/23	49	55,327

Indonesia — 0.1%
Indonesia Government International Bond, 3.85%, 10/15/30	200	222,804

Israel — 0.1%
Israel Government International Bond, 4.00%, 06/30/22	200	208,040

Italy — 0.2%
Republic of Italy Government International Bond
1.25%, 02/17/26	20	19,748
2.38%, 10/17/24	215	224,449
5.38%, 06/15/33	75	92,888
		337,085
Japan — 0.4%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	211,884
2.38%, 11/16/22	175	180,360
3.25%, 07/20/23	200	212,422
		604,666

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mexico — 0.6%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	$410	$399,623
4.15%, 03/28/27	375	425,310
4.60%, 01/23/46	200	212,216
		1,037,149
Panama — 0.4%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	209,830
3.88%, 03/17/28 (Call 12/17/27)	200	220,356
8.88%, 09/30/27	200	277,692
		707,878
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	41	34,154
8.75%, 11/21/33	61	94,573
		128,727
Philippines — 0.1%
Philippine Government International Bond, 3.95%, 01/20/40	200	219,104

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%,04/06/26	50	55,328

South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 01/21/25	200	213,850

Supranational — 1.3%
African Development Bank
0.75%, 04/03/23	30	30,299
2.13%, 11/16/22	30	30,860
3.00%, 09/20/23	55	58,461
Asian Development Bank, 5.82%, 06/16/28	85	110,485
Asian Infrastructure Investment Bank (The), 0.50%, 05/28/25	125	124,160
Corp. Andina de Fomento, 4.38%, 06/15/22	20	20,796
Council of Europe Development Bank
0.25%, 10/20/23	20	19,995
2.63%, 02/13/23	25	26,028
European Bank for Reconstruction & Development, 1.63%,09/27/24	100	103,822
European Investment Bank
0.25%, 09/15/23	290	290,151
4.88%, 02/15/36	50	67,630
Inter-American Development Bank
2.63%, 01/16/24	15	15,911
4.38%, 01/24/44	130	172,879
International Bank for Reconstruction & Development
1.75%, 10/23/29	184	187,428
1.88%, 10/27/26	199	208,693
3.00%, 09/27/23	390	414,929
International Finance Corp.
0.75%, 08/27/30	45	41,688
1.38%, 10/16/24	100	103,044
		2,027,259
Uruguay — 0.0%
Uruguay Government International Bond, 5.10%, 06/18/50	40	50,609

Total Foreign Government Obligations — 4.4%
(Cost: $7,322,241)	.	7,298,502

	Par
Security	(000)	Value

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	$25	$42,852
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	25,220
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	41,086
Los Angeles Community College District/CA GO BAB, 6.75%,08/01/49(d)	25	41,822
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	27,697
Los Angeles Unified School District/CA GO BAB, 5.75%,07/01/34	25	33,472
State of California GO
2.50%, 10/01/29	50	52,604
3.38%, 04/01/25	25	27,536
4.50%, 04/01/33 (Call 04/01/28)	25	29,253
University of California RB
Series AD, 4.86%, 05/15/2112	25	33,407
Series AJ, 4.60%, 05/15/31	50	58,802
Series BD, 3.35%, 07/01/29	25	27,934
		441,685
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	29,878

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	50	62,767
Series C, 4.57%, 01/01/54	25	32,423
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	34,638
State of Illinois GO, 5.10%, 06/01/33	25	28,730
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	62,964
		221,522
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	38,293

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%,12/01/39	25	34,593

Michigan — 0.1%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	26,540
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	50	48,610
		75,150
New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B,0.00%, 02/15/23 (AGM)(b)	50	49,330
New Jersey Transportation Trust Fund Authority RB, 4.13%,06/15/42	50	54,770
New Jersey Transportation Trust Fund Authority RB BAB,
Series B, 6.56%, 12/15/40	50	71,940
		176,040
New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A,6.67%, 11/15/39	45	62,765
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB, 5.57%, 11/01/38	50	65,628

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
New York State Dormitory Authority RB BAB, Series F, 5.63%,03/15/39	$15	$19,715
New York State Thruway Authority RB, Class M, 2.90%,01/01/35	50	53,007
Port Authority of New York & New Jersey RB 3.29%, 08/01/69	50	51,074
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	56,544
		308,733
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%,02/15/50	50	89,514
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	30,629
Ohio State University (The) RB BAB, Series C, 4.91%,06/01/40	25	33,155
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	29,570
		182,868
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	61,154

Texas — 0.2%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	57,498
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(d)	25	34,137
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	50,660
North Texas Tollway Authority RB BAB, Series B, 6.72%,01/01/49	25	40,233
State of Texas GO BAB, 5.52%, 04/01/39(d)	65	91,629
Texas Transportation Commission State Highway Fund RB,4.00%, 10/01/33	50	60,588
		334,745
Virginia — 0.1%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	50	45,214
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	29,941
		75,155
Washington — 0.1%
State of Washington GO BAB, Series F, 5.14%, 08/01/40(d)	45	61,381

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	27,559

Total Municipal Debt Obligations — 1.3%
(Cost: $2,002,780)	.	2,068,756

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 4.4%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	10,443
Federal Home Loan Banks
1.50%, 08/15/24	20	20,725
2.13%, 06/09/23	20	20,791
2.50%, 12/09/22	20	20,708
2.88%, 12/10/21	20	20,297
3.00%, 10/12/21	60	60,643
3.13%, 09/12/25	10	11,038
3.25%, 06/09/28	90	101,700
3.25%, 11/16/28	670	762,279
3.38%, 09/08/23	25	26,793

	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
5.50%, 07/15/36	$25	$36,204
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	600	601,146
0.25%, 09/08/23	800	800,904
2.38%, 01/13/22	245	248,528
6.25%, 07/15/32	165	240,257
Federal National Mortgage Association
0.25%, 07/10/23	300	300,393
0.25%, 11/27/23	260	260,400
0.63%, 04/22/25	500	501,580
1.63%, 01/07/25	285	296,759
1.75%, 07/02/24	250	260,610
1.88%, 04/05/22	200	203,076
1.88%, 09/24/26	485	510,569
2.00%, 10/05/22	100	102,512
2.25%, 04/12/22	40	40,756
2.38%, 01/19/23	100	103,615
2.63%, 01/11/22	55	55,854
2.63%, 09/06/24	330	354,786
5.63%, 07/15/37	76	112,991
6.25%, 05/15/29	50	68,121
6.63%, 11/15/30	90	129,563
7.25%, 05/15/30	35	51,533
Tennessee Valley Authority
3.50%, 12/15/42	50	57,047
5.25%, 09/15/39	60	83,463
6.15%, 01/15/38	275	411,018
7.13%, 05/01/30	190	275,500
Series A, 2.88%, 02/01/27	100	109,894
		7,272,496
U.S. Government Obligations — 50.2%
U.S. Treasury Note/Bond
0.13%, 11/30/22	8,930	8,932,791
0.13%, 12/31/22	7,000	7,001,367
0.13%, 02/28/23	800	800,031
0.13%, 05/15/23	500	499,883
0.13%, 08/15/23	500	499,531
0.13%, 12/15/23	1,283	1,279,994
0.13%, 01/15/24	400	398,937
0.25%, 04/15/23	750	751,641
0.25%, 06/15/23	300	300,586
0.25%, 11/15/23	100	100,133
0.25%, 05/31/25	500	494,023
0.25%, 06/30/25	700	691,031
0.25%, 07/31/25	250	246,484
0.25%, 08/31/25	30	29,435
0.25%, 10/31/25	300	294,656
0.38%, 04/30/25	600	596,484
0.38%, 11/30/25	1,100	1,085,219
0.38%, 12/31/25	1,150	1,133,199
0.38%, 01/31/26	1,200	1,180,875
0.38%, 07/31/27	750	718,887
0.38%, 09/30/27	1,000	955,000
0.50%, 03/15/23	400	402,656
0.50%, 03/31/25.	700	699,836
0.50%, 02/28/26.	1,350	1,335,129
0.50%, 06/30/27.	450	435,375
0.50%, 10/31/27.	500	480,469
0.63%, 03/31/27(d).	400	391,750
0.63%, 12/31/27.	1,210	1,168,595

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
U.S. Government Obligations (continued)
0.63%, 05/15/30	$5,500	$5,091,797
0.63%, 08/15/30	1,275	1,175,590
0.75%, 05/31/26	300	299,426
0.75%, 01/31/28	1,450	1,409,898
0.88%, 11/15/30(d)	570	536,334
1.13%, 02/29/28(d)	600	597,469
1.13%, 05/15/40	1,600	1,338,250
1.13%, 08/15/40	1,410	1,174,927
1.25%, 03/31/28	700	701,750
1.25%, 04/30/28(d)	200	200,281
1.25%, 05/31/28	650	650,184
1.25%, 05/15/50	2,390	1,863,827
1.38%, 08/31/23	150	154,043
1.38%, 11/15/40	3,580	3,116,278
1.38%, 08/15/50	350	282,023
1.50%, 01/15/23	500	511,211
1.50%, 03/31/23	200	205,008
1.50%, 09/30/24	600	622,219
1.50%, 10/31/24	300	311,109
1.50%, 11/30/24	1,000	1,037,344
1.50%, 08/15/26	1,150	1,188,453
1.63%, 04/30/23	250	257,080
1.63%, 02/15/26	200	208,328
1.63%, 09/30/26	500	519,727
1.63%, 10/31/26	300	311,648
1.63%, 11/30/26	400	415,469
1.63%, 05/15/31	500	502,109
1.63%, 11/15/50	360	309,488
1.75%, 06/30/24	400	417,562
1.75%, 12/31/24	400	418,594
1.88%, 08/31/24	500	524,375
2.00%, 11/30/22	200	205,672
2.00%, 04/30/24	2,100	2,204,344
2.00%, 05/31/24	720	756,450
2.00%, 02/15/25	475	501,719
2.00%, 11/15/26	450	476,297
2.00%, 02/15/50	280	263,769
2.13%, 09/30/24	500	528,867
2.13%, 05/15/25	550	584,375
2.25%, 12/31/23	500	526,094
2.25%, 11/15/24	800	850,562
2.25%, 11/15/25	850	909,566
2.25%, 02/15/27	100	107,180
2.25%, 08/15/27	450	481,887
2.25%, 08/15/46	365	364,202
2.38%, 01/31/23	900	933,750
2.38%, 08/15/24	800	851,812
2.38%, 05/15/27	200	215,750
2.38%, 05/15/51	300	307,547
2.50%, 08/15/23	200	210,250
2.50%, 02/15/45	195	204,141
2.50%, 02/15/46	2,500	2,616,016
2.50%, 05/15/46	90	94,205
	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
2.63%, 02/28/23	$400	$417,453
2.75%, 05/31/23	550	578,574
2.75%, 11/15/23	500	531,211
2.75%, 08/31/25	200	217,969
2.75%, 08/15/42	350	383,414
2.75%, 11/15/42	100	109,438
2.75%, 08/15/47	500	548,906
2.75%, 11/15/47	400	439,125
2.88%, 11/30/23	250	266,641
2.88%, 05/31/25	500	546,250
2.88%, 05/15/28	675	749,355
2.88%, 08/15/28	50	55,547
2.88%, 05/15/43	325	362,984
2.88%, 11/15/46	350	392,547
3.00%, 02/15/47	200	229,656
3.00%, 05/15/47	150	172,313
3.00%, 08/15/48	300	345,516
3.00%, 02/15/49	150	173,109
3.13%, 11/15/28	800	903,375
3.13%, 05/15/48	100	117,703
3.38%, 11/15/48	320	394,450
6.50%, 11/15/26	300	389,437
6.88%, 08/15/25	300	377,883
		82,153,109
Total U.S. Government & Agency Obligations — 54.6%
(Cost: $90,354,697)		89,425,605

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)(h)	5,068	5,067,508

Total Short-Term Investments — 3.1%
(Cost: $5,067,508)		5,067,508

Total Investments in Securities — 101.9%
(Cost: $168,255,388)		166,925,314

Other Assets, Less Liabilities — (1.9)%		(3,155,624)

Net Assets — 100.0%		$163,769,690

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$8,977,033	$—	$(3,909,525	)(a)	$—	$—	$5,067,508	5,068	$4,512	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$63,064,943	$—	$63,064,943
Foreign Government Obligations	—	7,298,502	—	7,298,502
Municipal Debt Obligations	—	2,068,756	—	2,068,756
U.S. Government & Agency Obligations	—	89,425,605	—	89,425,605
Money Market Funds	5,067,508	—	—	5,067,508
	$5,067,508	$161,857,806	$—	$166,925,314

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB.	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate

RB	Revenue Bond
SOFR	Secured Overnight Financing Rate